FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Apr. 23, 2018	Oct. 05, 2016
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Available-for-sale debt securities	$ 15,216	$ 12,753
Equity securities	9,997	17,551
Equity securities pledged to creditors	10,107	43,775
Financial instruments at fair value, current portion	0	520
Interest rate/currency swap contracts - long-term payables	67,437	20,579
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Available-for-sale debt securities	15,216	12,753
Equity securities	9,997	17,551
Equity securities pledged to creditors	10,107	43,775
Financial instruments at fair value, current portion	0	520
Total assets	35,320
Floating rate NOK bonds due 2023	71,154
Floating rate NOK bonds due 2024	69,204
Floating rate NOK bonds due 2025	52,720
5.75% unsecured convertible bonds due 2021	203,741
4.875% unsecured convertible bonds due 2023	123,985
Interest rate/currency swap contracts - short-term payables	563
Interest rate/currency swap contracts - long-term payables	67,437	20,579
Total liabilities	588,804
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Available-for-sale debt securities	15,216
Equity securities	9,997
Equity securities pledged to creditors	10,107
Total assets	35,320
Floating rate NOK bonds due 2023	71,154
Floating rate NOK bonds due 2024	69,204
Floating rate NOK bonds due 2025	52,720
5.75% unsecured convertible bonds due 2021	203,741
4.875% unsecured convertible bonds due 2023	123,985
Total liabilities	520,804
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Total assets	0
Total liabilities	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Total assets	0
Interest rate/currency swap contracts - short-term payables	563
Interest rate/currency swap contracts - long-term payables	67,437
Total liabilities	68,000
Available-for-sale debt securities	15,216	12,753
Equity securities	20,104	61,326
Equity securities pledged to creditors	10,107	43,775
Financial instruments at fair value, current portion	$ 0	$ 520
Senior Unsecured Convertible Bonds due 2021 [Member]
Derivative [Line Items]
Interest rate				5.75%
Senior Unsecured Convertible Bonds due 2023 [Member]
Derivative [Line Items]
Interest rate			4.875%